Provisions - Post-Employment Defined Benefit Plans by Country of Operation (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 3	€ 3
Net provision	1,039	938
Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	804	598
Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	3,383	3,378	€ 2,858
Assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(2,579)	(2,780)	(2,522)
Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	232	337
Others
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Net provision	7	8
Others | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	7	8
Others | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	16	16	15
Others | Assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(9)	(8)	(10)
Others | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Spain | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Net provision	490	533
Spain | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	490	533
Spain | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	490	533	552
Spain | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Spain | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
United Kingdom | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Net provision	177	172
United Kingdom | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	177	172
United Kingdom | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,828	1,834	1,613
United Kingdom | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1,651)	(1,662)	(1,753)
United Kingdom | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Germany | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Net provision	151	105
Germany | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	151	105
Germany | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	235	233	198
Germany | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(84)	(128)	(122)
Germany | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Brazil | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	3	3
Net provision	134	95
Brazil | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(101)	(245)
Brazil | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	734	737	449
Brazil | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(835)	(982)	(637)
Brazil | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	232	337
Hispanoamérica | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Net provision	80	25
Hispanoamérica | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	80	25
Hispanoamérica | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	80	25	€ 31
Hispanoamérica | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Hispanoamérica | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 0	€ 0